SUMMARY OF STOCK OPTION ACTIVITY (Details) - Equity Option [Member] - $ / shares		9 Months Ended		12 Months Ended
		Dec. 31, 2023		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Number of Options, Balance at beginning of period		161,427	[1]	56,343	[1]	56,010
Weighted Average Exercise Price, Balance at beginning of period		$ 7.90	[1]	$ 9.90	[1]	$ 9.90
Weighted Average contractual life		4 years 2 months 12 days	[1]	6 years 7 months 6 days		4 years 1 month 6 days		5 years 4 months 24 days
Number of Options, Granted				107,752		3,667
Weighted Average Exercise Price, Granted				$ 6.83		$ 7.80
Number of Options, Exercised						(2,667)
Weighted Average Exercise Price, Exercised						$ 5.40
Number of Options, Forfeited		(47,666)		(2,668)		(667)
Weighted Average Exercise Price, Forfeited		$ 7.48		$ 5.63		$ 3.60
Number of Options, Balance at end of period		113,761	[1]	161,427	[1]	56,343	[1]	56,010
Weighted Average Exercise Price, Balance at end of period		$ 8.08	[1]	$ 7.90	[1]	$ 9.90	[1]	$ 9.90
Weighted Average contractual life	[1]			6 years 7 months 6 days		4 years 1 month 6 days
Number of Options, exercisable at end of period		91,261		53,675		52,667
Weighted Average Exercise Price, Options exercisable at end of period		$ 8.06		$ 9.90		$ 9.90

[1]	Total number of options outstanding as of December 31, 2023, includes 23,343 options issued to six current and three former directors as compensation, 56,668 options issued to Company officers as compensation and 33,750 options issued to employees as part of an Employee Stock Incentive Plan.